Fair Value Hierarchy Recurring and Non-recurring (Detail) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012 Recurring	Jan. 28, 2012 Recurring	Jul. 30, 2011 Recurring	Jan. 29, 2011 Recurring	Jul. 28, 2012 Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) Recurring	Jan. 28, 2012 Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) Recurring	Jul. 30, 2011 Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) Recurring	Jan. 29, 2011 Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) Recurring	Jul. 28, 2012 Significant Other Observable Inputs (Level 2) Recurring	Jan. 28, 2012 Significant Other Observable Inputs (Level 2) Recurring	Jul. 30, 2011 Significant Other Observable Inputs (Level 2) Recurring	Jan. 29, 2011 Significant Other Observable Inputs (Level 2) Recurring	Apr. 28, 2012 Significant Other Observable Inputs (Level 2) Nonrecurring	Jul. 30, 2011 Significant Other Observable Inputs (Level 2) Nonrecurring	Apr. 30, 2011 Significant Other Observable Inputs (Level 2) Nonrecurring	Jan. 29, 2011 Significant Other Observable Inputs (Level 2) Nonrecurring	Jan. 30, 2010 Significant Other Observable Inputs (Level 2) Nonrecurring	Jul. 28, 2012 Significant Unobservable Inputs (Level 3) Recurring	Jan. 28, 2012 Significant Unobservable Inputs (Level 3) Recurring	Jul. 30, 2011 Significant Unobservable Inputs (Level 3) Recurring	Jan. 29, 2011 Significant Unobservable Inputs (Level 3) Recurring	Apr. 28, 2012 Significant Unobservable Inputs (Level 3) Nonrecurring	Jul. 30, 2011 Significant Unobservable Inputs (Level 3) Nonrecurring	Apr. 30, 2011 Significant Unobservable Inputs (Level 3) Nonrecurring	Jan. 29, 2011 Significant Unobservable Inputs (Level 3) Nonrecurring	Jan. 30, 2010 Significant Unobservable Inputs (Level 3) Nonrecurring	Apr. 28, 2012 Carrying Value Prior to Impairment Nonrecurring	Jul. 30, 2011 Carrying Value Prior to Impairment Nonrecurring	Apr. 30, 2011 Carrying Value Prior to Impairment Nonrecurring	Jan. 29, 2011 Carrying Value Prior to Impairment Nonrecurring	Jan. 30, 2010 Carrying Value Prior to Impairment Nonrecurring	Apr. 28, 2012 Impairment Losses Nonrecurring	Jul. 30, 2011 Impairment Losses Nonrecurring	Apr. 30, 2011 Impairment Losses Nonrecurring	Jan. 29, 2011 Impairment Losses Nonrecurring		Jan. 30, 2010 Impairment Losses Nonrecurring
Assets
Cash equivalents	$ 271	$ 269	$ 52	$ 312	$ 271	$ 269	$ 52	$ 312	$ 0	$ 0	$ 0	$ 0						$ 0	$ 0	$ 0	$ 0
Derivative financial instruments, Interest rate contracts	20	18	11	6	0	0	0	0	20	18	3	6						0	0	8	0
Derivative financial instruments, Foreign exchange contracts	4	0	2		0	0	0		4	0	2							0	0	0
Total assets	295	287	65	318	271	269	52	312	24	18	5	6	2	2	2	2	10	0	0	8	0	0	1	0	1	2	4	5	3	9	23	2	2	1	6	[1]	11	[1]
Cash equivalents	271	269	52	312	271	269	52	312	0	0	0	0						0	0	0	0
Interest rate contracts	20	18	11	6	0	0	0	0	20	18	3	6						0	0	8	0
Foreign exchange contracts	4	0	2		0	0	0		4	0	2							0	0	0
Total assets	295	287	65	318	271	269	52	312	24	18	5	6	2	2	2	2	10	0	0	8	0	0	1	0	1	2	4	5	3	9	23	2	2	1	6	[1]	11	[1]
Long-lived assets held and used													2	0	2	2	3					0	1	0	1	2	4	2	3	9	13	2	1	1	6	[1]	8	[1]
Cash equivalents	271	269	52	312	271	269	52	312	0	0	0	0						0	0	0	0
Long-lived assets held for sale																0	7								0	0				0	10				0	[1]	3	[1]
Interest rate contracts	20	18	11	6	0	0	0	0	20	18	3	6						0	0	8	0
Total assets	295	287	65	318	271	269	52	312	24	18	5	6	2	2	2	2	10	0	0	8	0	0	1	0	1	2	4	5	3	9	23	2	2	1	6	[1]	11	[1]
Liabilities
Derivative financial instruments, Interest rate contracts	6	9	12	17	0	0	0	0	2	2	2	1						4	7	10	16
Derivative financial instruments, Foreign exchange contracts	2	1	12	2	0	0	0	0	2	1	12	2						0	0	0	0
Total liabilities	8	10	24	19	0	0	0	0	4	3	14	3						4	7	10	16
Interest rate contracts	6	9	12	17	0	0	0	0	2	2	2	1						4	7	10	16
Foreign exchange contracts	2	1	12	2	0	0	0	0	2	1	12	2						0	0	0	0
Total liabilities	8	10	24	19	0	0	0	0	4	3	14	3						4	7	10	16
Assets
Cash equivalents	271	269	52	312	271	269	52	312	0	0	0	0						0	0	0	0
Derivative financial instruments, Interest rate contracts	20	18	11	6	0	0	0	0	20	18	3	6						0	0	8	0
Derivative financial instruments, Foreign exchange contracts	4	0	2		0	0	0		4	0	2							0	0	0
Total assets	295	287	65	318	271	269	52	312	24	18	5	6	2	2	2	2	10	0	0	8	0	0	1	0	1	2	4	5	3	9	23	2	2	1	6	[1]	11	[1]
Cash equivalents	271	269	52	312	271	269	52	312	0	0	0	0						0	0	0	0
Interest rate contracts	20	18	11	6	0	0	0	0	20	18	3	6						0	0	8	0
Foreign exchange contracts	4	0	2		0	0	0		4	0	2							0	0	0
Total assets	295	287	65	318	271	269	52	312	24	18	5	6	2	2	2	2	10	0	0	8	0	0	1	0	1	2	4	5	3	9	23	2	2	1	6	[1]	11	[1]
Interest rate contracts	6	9	12	17	0	0	0	0	2	2	2	1						4	7	10	16
Liabilities
Derivative financial instruments, Interest rate contracts	6	9	12	17	0	0	0	0	2	2	2	1						4	7	10	16
Derivative financial instruments, Foreign exchange contracts	2	1	12	2	0	0	0	0	2	1	12	2						0	0	0	0
Total liabilities	8	10	24	19	0	0	0	0	4	3	14	3						4	7	10	16
Interest rate contracts	6	9	12	17	0	0	0	0	2	2	2	1						4	7	10	16
Foreign exchange contracts	2	1	12	2	0	0	0	0	2	1	12	2						0	0	0	0
Total liabilities	8	10	24	19	0	0	0	0	4	3	14	3						4	7	10	16
Foreign exchange contracts	2	1	12	2	0	0	0	0	2	1	12	2						0	0	0	0
Total liabilities	$ 8	$ 10	$ 24	$ 19	$ 0	$ 0	$ 0	$ 0	$ 4	$ 3	$ 14	$ 3						$ 4	$ 7	$ 10	$ 16

[1]	Refer to Note 1 "SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES" for further details.